Average Annual Total Returns - Service - BLACKROCK INTERNATIONAL DIVIDEND FUND - Service Shares	Sep. 28, 2020
Average Annual Return:
1 Year	23.41%
5 Years	4.40%
10 Years	4.14%
After Taxes on Distributions
Average Annual Return:
1 Year	22.88%
5 Years	3.14%
10 Years	3.14%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.60%
5 Years	3.39%
10 Years	3.23%